OTHER PAYABLES (Schedule of Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Liability in respect for purchase of shares (see Note 16c)	$ 1,723	$ 1,532
Former shareholder (see Note 16b)	3,167
Related parties	214	227
Deferred Revenues	249	198
Other	384	79
Other payables	$ 5,737	$ 2,036